Goodwill Allocation to Cash Generating Units CGU Identified According to Type of Operation (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017		Oct. 13, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 237	¥ 237	[1]		¥ 182
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	182	182
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 55	¥ 55		¥ 55

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).